Warrants issue (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
No of warrants issued for cash forshares	291,261	300,000
No of shares attributed for warrants issue	582,510	370,000
Value of proceeds allocated for warrants issued forcash	$ 300,710	$ 73,791
Total value of proceeds received for warrants.	1,019,375	150,000
Exercise price for warrants issued for cash	$ 2.60	$ 0.50
No of warrants issued for services	52,798	450,000
No of shares attributed for warrants issued for services	105,591
Value of proceeds allocated for warrants issued for services	54,509	390,530
Total value of proceeds received for warrants issued for services	184,777
Exercise price for warrants issued for services	$ 2.60
Exercise price for warrants issued for services Minimum Range		$ 0.50
Exercise price for warrants issued for services Maximum Range		$ 1.00
Agent remuneration in cash	52,484
Agent remuneration in Warrants	26,685
Agent remuneration in Warrants value	$ 79,555
Exercise price for warrants issued for agent	$ 1.75
warrants were valued using the Black Scholes model stock price at valuation minimum	$ 0.5
warrants were valued using the Black Scholes model stock price at valuation Maximum	$ 1.00
Expected term of warrants in years	5
warrants were valued using the Black Scholes model Exercise price at valuation Minimum	$ 0.5
warrants were valued using the Black Scholes model Exercise price at valuation Maximum	$ 1.05
warrants were valued using the Black Scholes model risk free rate minimum	1.45%
warrants were valued using the Black Scholes model risk free rate maximum	2.24%
warrants were valued using the Black Scholes model dividend yield rate	0.00%
warrants were valued using the Black Scholes model volatility rate	19000.00%